BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	12 Months Ended
Dec. 31, 2023 segment service ship_broker
Trading Activity, Gains and Losses, Net [Line Items]
Number of third-party ship brokers in assessing indicators of impairment | ship_broker	2
Number of services | service	3
Number of reportable segments | segment	3
Deferred drydocking expenditure
Trading Activity, Gains and Losses, Net [Line Items]
Period until next anticipated drydocking	5 years